Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid Expense And Other Assets Current [Line Items]
Rebate	[1]	¥ 197,178		¥ 165,220
Deposits	[2]	12,155		6,322
Value-added tax ("VAT") recoverable		26,747		0
Employee advances	[3]	3,608		748
Prepaid expenses		31,559		17,106
Interest receivables		3,399		8,620
Receivable from disposal of equity investees		0		7,608
Others		11,503		9,012
Prepayment and other current assets		¥ 286,149	$ 41,619	¥ 214,636	[4]

[1]	Rebate represents amounts payable earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchases with the same supplier.
[2]	Deposits represent rental deposits and deposits paid to third-party vendors.
[3]	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.
[4]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.